Related parties	12 Months Ended
Dec. 31, 2020
Related parties
Related parties

30.  Related parties

Before completion of the initial public offering ("IPO") on May 8, 2019, the Group was controlled by immediate parent HIGHWORLD INVESTMENTS LTD and ultimate parent ELBRUS CAPITAL FUND II, L.P.

As of December 31, 2019, as a result of completion of the IPO, HIGHWORLD INVESTMENTS LTD owned 37.499994% of the shares and ELQ Investors VIII Limited owned 24.999996%, and both had significant influence on the Group.

As of December 31, 2020, as a result of completion of the SPO on July 20, 2020 as well as issuance of new shares under 2016 HeadHunter Unit Option Plan on May 9, 2020 (see Note 20(a)), HIGHWORLD INVESTMENTS LTD owns 37.263105% of the shares and ELQ Investors VIII Limited owns 13.891253%, and both have significant influence on the Group.

(a)   Transactions with Key management

Key management comprises the Chief Executive Officer, Chief Marketing Officer, Chief Financial Officer, Chief Strategy Officer, Chief Business Development Officer, Chief Product Officer and Chief Commercial Officer, who make all key decisions regarding running the business.

Key management received the following remuneration during reporting periods, which is included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in profit or loss:

	For the years ended
	December 31,
(in thousands of Russian Roubles)	2020	2019	2018
Salary and bonus	102,164	116,784	129,194
Management incentive agreement, including related social taxes	224,527	167,004	53,290
Pension contributions	11,469	12,825	13,432
Other social contributions	5,599	6,404	6,824
Total remuneration	343,759	303,017	202,740

(b)   Transactions with Board of Directors

Starting May 8, 2019, the Board of Directors comprises of nine members, including the three independent directors, who oversee the operations of the Group and supervise the policies of key management and the affairs of the Group.

The Board of Directors received the following remuneration during reporting periods, which is included in ‘Operating costs and expenses (exclusive of depreciation and amortization)’ in profit or loss:

	For the years ended
	December 31
(in thousands of Russian Roubles)	2020	2019	2018
Cash compensation	30,099	17,281	—
Equity awards, including social taxes	23,597	15,025	—
Pension contributions	6,238	2,930	—
Other social contributions	400	195	—
Total remuneration	60,334	35,431	—

(c)   Transactions with other related parties

The Group’s other related party transactions mostly relate to the provision of services to subsidiaries of our shareholders.

The Group’s transactions with other related parties are disclosed below.

	Loans granted		Loans received		Services provided to
	to related parties		from related parties		and received from related parties
	Amounts		Amounts		Services	Amounts	Services		Amounts
	owed by		owed to		provided to	owed by	received from		owed to
	related	Interest	related	Interest	related	related	related		related
(in thousands of Russian Roubles)	parties	income	parties	expense	parties	parties	parties		parties
For the year ended and as of December 31, 2020
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	4,621	—	720		688
Minority shareholders	—	—	1,478	11	—	—	—		—
Equity-accounted investee	19,719	947	—	—	2,281	1,140	26		—
	19,719	947	1,478	11	6,902	1,140	746		688
For the year ended and as of December 31, 2019
Shareholders of the Group	—	—	—	—	—	—	9,309	*	—
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	7,448	—	—		270

	—	—	—	—	7,448	—	9,309		270
For the year ended and as of December 31, 2018
Shareholders of the Group	—	—	—	—	—	1,129	—		—
Subsidiaries of shareholders exercising significant influence over the Group	—	—	—	—	2,593	—	—		1,478
	—	—	—	—	2,593	1,129	—		1,478

*Represents reimbursement of road show expenses incurred by Goldman Sachs & Co. LLC in the course of the Group’s IPO.

All related party transactions were made in accordance with contractual terms and conditions agreed between the parties.